Investments Accounted for Using the Equity Method - Summary of Investments in joint ventures Accounted for using the Equity Method (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2022 USD ($)
Disclosure of joint ventures [line items]
Carrying Amount	$ 515,351	$ 495,930	$ 16,770
SUMA-USI Electronics Co., Ltd [member]
Disclosure of joint ventures [line items]
Main Business	Engaged in the design and production of electronic products
Operating Location	China
Carrying Amount	$ 488,760	$ 495,930	15,905
Percentages of ownership	49.00%	49.00%
MUtek Electronics Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Main Business	Engaged in the production and wholesale of electronic products
Operating Location	R.O.C.
Carrying Amount	$ 26,591		865
Percentages of ownership	49.00%	49.00%
Joint ventures [member]
Disclosure of joint ventures [line items]
Carrying Amount	$ 515,351	$ 495,930	$ 16,770